Inventories, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories Net Details 1
Provision for obsolete and slow moving inventories, beginning	$ 354	$ 318
Provision during the year	68	43
Exchange differences	10	(7)
Provision for obsolete and slow moving inventories, ending	$ 432	$ 354